INTANGIBLE ASSETS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [Abstract]
Acquisition of intangible asset	$ 0	$ 275,782
Impairment of intangible asset	$ 0	$ 275,782